REGULATORY AND SUPERVISORY MATTERS	12 Months Ended
Dec. 31, 2012
REGULATORY AND SUPERVISORY MATTERS

NOTE 18—REGULATORY AND SUPERVISORY MATTERS

As previously disclosed, the Bank entered into a Stipulation and Consent to the Issuance of a Consent Order with the Federal Deposit Insurance Corporation and the Illinois Department of Financial and Professional Regulation on January 21, 2011, whereby the Bank consented to the issuance of a Consent Order (the “Order”) by the Federal Deposit Insurance Corporation and Illinois Department of Financial and Professional Regulation, without admitting or denying that grounds exist for the Federal Deposit Insurance Corporation and Illinois Department of Financial and Professional Regulation to initiate an administrative proceeding against the Bank.

The Order requires the Bank to achieve Tier 1 capital at least equal to 8% of total assets and total capital at least equal to 12% of risk-weighted assets within 120 days. At December 31, 2012, these capital ratios were 7.73% and 12.62%, respectively. As a result, the Bank was deemed to be “undercapitalized” as of such date pursuant to the regulatory framework for prompt corrective action and is subject to the mandatory provisions of 12 U.S.C. § 1831o and 12 C.F.R. § 325 (subpart B). These provisions included, among other things, a requirement that the Bank submit a capital restoration plan to the Federal Deposit Insurance Corporation and restrictions on the Bank’s asset growth, acquisitions, new activities, new branches, payment of dividends, declaration of capital distributions and management fees.

The Order also required the Bank to take the following actions: ensure that the Bank has competent management in place in all executive officer positions; increase the participation of the Bank’s Board of Directors in the affairs of the Bank and in the approval of sound policies and objectives for the supervision the Bank’s activities; establish a compliance program to monitor the Bank’s compliance with the Order; increase its allowance for loan losses after application of the funds necessary to effect the charge-off of certain adversely classified loans identified in the related Report of Examination of the Federal Deposit Insurance Corporation and Illinois Department of Financial and Professional Regulation (the “ROE”); implement a program for the maintenance of an adequate allowance for loan and lease losses; adopt a written profit plan and a realistic, comprehensive budget for all categories of income and expense for calendar year 2011; charge off from its books and records any loan classified as “loss” in the ROE; adopt a written plan to reduce the Bank’s risk position in each asset in excess of $500,000 which has been classified as “substandard” or “doubtful” in the ROE; cease extending additional credit to any borrower who is already obligated in any manner to the Bank on any extension of credit that has been charged off the books of the Bank or classified as “loss” in the ROE without the prior non-objection of the Federal Deposit Insurance Corporation; not pay any dividends to the Company without prior regulatory approval; implement procedures for managing the Bank’s sensitivity to interest rate risk; provide the Company with a copy of the Order; and submit quarterly progress reports to the Federal Deposit Insurance Corporation and Illinois Department of Financial and Professional Regulation regarding the Bank’s compliance with the Order.

We have been actively working to comply with the requirements of the Order, which will remain in effect until modified or terminated by the Federal Deposit Insurance Corporation and Illinois Department of Financial and Professional Regulation. Among other things, our Board of Directors has continuously reviewed the qualifications of our management and has determined that management has the authority and ability to: (i) comply with the requirements of the Order; (ii) operate the Bank in a safe and sound manner; (iii) comply with applicable laws, rules, and regulations; and (iv) restore all aspects of the Bank to a safe and sound condition, including capital adequacy, asset quality, management effectiveness, earnings, liquidity, and sensitivity to interest rate risk. The Board has also continued its participation in the affairs of the Bank, assuming full responsibility for the approval of sound policies and objectives and for the supervision of all the Bank’s activities. In connection with its continued oversight, the Board meets no less than monthly to, at a minimum, review and approve: (i) reports of income and expenses; (ii) new, overdue, renewal, insider, charged off, and recovered loans; (iii) investment activity; (iv) the adoption or modification of operating policies; (v) individual committee reports; (vi) audit reports; (vii) internal control reviews including management responses; (viii) reconciliation of general ledger accounts; and (ix) compliance with the Order.

We have also submitted a recapitalization plan to the Federal Deposit Insurance Corporation in accordance with the terms of the Order.

On November 13, 2012, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”), pursuant to which the Company issued to investors in a private placement offering an aggregate of 4,315,300 shares of common stock at $1.00 per share, 133,411 shares of voting Series C Convertible Noncumulative Perpetual Preferred Stock (the “Series C Preferred Stock”) at $100.00 per share, 56,708 shares of nonvoting Series D Convertible Noncumulative Perpetual Preferred Stock (the “Series D Preferred Stock”) at $100.00 per share and 6,728 shares of nonvoting Series E Convertible Noncumulative Perpetual Preferred Stock (the “Series E Preferred Stock”) at $100.00 per share (the “Investment”). The closing of the Investment occurred on December 21, 2012. Costs associated with the capital raise totaled $2.8 million. The consummation of the Investment permitted us to repay a $1.3 million loan facility with an independent third party bank for $900,000 and to redeem, for $3.7 million, $6.9 million of our Fixed Rate Cumulative Perpetual Preferred Stock, Series A (the “Series A Preferred Stock”) and Fixed Rate Cumulative Perpetual Preferred Stock, Series B (the “Series B Preferred Stock”) issued to the Treasury, as well as accrued interest and dividends thereon, in connection with the Treasury’s Troubled Asset Relief Program (“TARP”) (such repurchase of Series A Preferred Stock and Series B Preferred Stock, the “TARP Repurchase”) while also contributing $18.5 million in proceeds to the Bank. As a result of this capital infusion, the Bank’s Tier 1 ratio was 7.73% and the Bank’s Risk-based capital ratio was 12.62% as of December 31, 2012.

In accordance with the Order, we also increased our allowance for loan and lease losses to $4,373,821 as of June 30, 2010 and to $6,604,000 as of June 30, 2011. As of December 31, 2012 our allowance for loan and lease losses was $3,032,000 and represented 1.54% of total loans and 39.03% of non-performing loans. Our Board continues to regularly approve and review our allowance for loan and lease losses in compliance with the terms of the Order.

Pursuant to the Order, we have also adopted and implemented a written profit plan and a comprehensive budget for all categories of income and expense, as well as a written plan to reduce our risk position in each asset in excess of $500,000 classified as “substandard” or “doubtful” in our report of examination preceding the Order. We have also charged off all loans classified as “loss” in the report of examination in accordance with the terms of the Order.

Any material failure to comply with the provisions of the Order could result in enforcement actions by the Federal Deposit Insurance Corporation and Illinois Department of Financial and Professional Regulation. In addition, on January 14, 2011, the Company was notified by the FRB that the overall condition of the Company and the Bank was less than satisfactory. As a result, the Company must now obtain prior written approval from the FRB prior to, among other things, making any payments related to any outstanding trust preferred securities. The Company was also required to downstream all remaining funds to the Bank with the exception of the Company’s non-discretionary payments required to be made over the next twelve months. Additionally, the Company was required to comply with (i) the provisions of Section 32 of the Federal Deposit Insurance Act and Section 225.71 of the Rules and Regulations of the Board of Governors of the Federal Reserve System with respect to the appointment of any new Company directors or the hiring or change in position of any Company senior executive officer and (ii) the restrictions on making “golden parachute” payments set forth in Section 18(k) of the Federal Deposit Insurance Act.

The consummation of the Investment, as well as the other actions described above taken by our Board Of Directors and management in response to the Order, have increased our regulatory capital levels and improved the overall condition of the Company and the Bank as required by the FRB letter. However, the FRB letter will remain in effect until modified or terminated by the FRB.